BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2022
(unaudited)

	Title of Security	Shares	Cost	Value
	COMMON STOCKS - 99.35%
	Administrative and Support Services - 14.86%
	MasterCard, Inc. - Class A	48,000	$788,884	$17,154,240
	PayPal Holdings, Inc. (a)	35,000	871,561	4,047,750
	Terminix Global Holdings, Inc. (a)	60,000	2,174,916	2,737,800
	TransUnion	40,000	3,502,992	4,133,600
	Visa, Inc. - Class A	38,000	1,061,121	8,427,260
			8,399,474	36,500,650
	Broadcasting (except Internet) - 0.48%
	Cable One, Inc.	800	1,607,999	1,171,392
	Building Material and Garden Equipment and Supplies Dealers - 2.90%
	Home Depot, Inc.	13,000	1,941,152	3,891,290
	Lowe's Companies, Inc.	16,000	1,631,716	3,235,040
			3,572,868	7,126,330
	Chemical Manufacturing - 0.30%
	The Sherwin-Williams Co.	3,000	711,670	748,860
	Computer and Electronic Product Manufacturing - 26.78%
	Alphabet, Inc. - Class A (a)	4,000	847,060	11,125,400
	Alphabet, Inc. - Class C (a)	4,010	844,083	11,199,890
	Apple, Inc.	164,000	661,466	28,636,039
	NVIDIA Corp.	37,000	2,105,831	10,095,820
	Thermo Fisher Scientific, Inc.	8,000	1,773,523	4,725,200
			6,231,963	65,782,349
	Credit Intermediation and Related Activities - 5.88%
	JPMorgan Chase & Co.	30,000	1,721,192	4,089,600
	SVB Financial Group (a)	12,000	2,426,971	6,713,400
	Wells Fargo & Co.	75,000	2,190,904	3,634,500
			6,339,067	14,437,500
	Electrical Equipment, Appliance, and Component Manufacturing - 0.24%
	Generac Holdings, Inc. (a)	2,000	607,437	594,520
	Food Services and Drinking Places - 1.04%
	Casey's General Stores, Inc.	6,000	989,889	1,189,020
	Starbucks Corp.	15,000	287,321	1,364,550
			1,277,210	2,553,570
	Funds, Trusts, and Other Financial Vehicles - 1.15%
	Alcon, Inc. - ADR	35,500	2,087,585	2,816,215
	Health and Personal Care Stores - 0.49%
	Ulta Beauty, Inc. (a)	3,000	1,109,837	1,194,660
	Insurance Carriers and Related Activities - 6.96%
	Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	7,058,200
	The Progressive Corp.	30,000	2,368,209	3,419,700
	UnitedHealth Group, Inc.	13,000	3,145,097	6,629,610
			6,191,955	17,107,510
	Merchant Wholesalers, Durable Goods - 1.06%
	IAA, Inc.(a)	68,000	2,831,213	2,601,000
	Miscellaneous Manufacturing - 1.25%
	Edwards Lifesciences Corp. (a)	26,000	1,872,066	3,060,720
	Nonstore Retailers - 6.64%
	Amazon.com, Inc.(a)	5,000	1,231,664	16,299,750
	Other Information Services - 2.49%
	Meta Platforms, Inc. - Class A (a)	27,500	3,597,112	6,114,900
	Professional, Scientific & Technical Services - 3.33%
	IQVIA Holdings, Inc. (a)	3,250	616,405	751,433
	Palo Alto Networks, Inc. (a)	11,000	2,379,071	6,847,610
	ServiceNow, Inc.(a)	1,000	530,231	556,890
			3,525,707	8,155,933
	Publishing Industries (except Internet) - 11.19%
	Adobe, Inc. (a)	12,000	3,463,758	5,467,440
	Autodesk, Inc. (a)	13,000	1,985,801	2,786,550
	Microsoft Corp.	52,000	6,470,467	16,032,120
	salesforce.com, Inc. (a)	15,000	2,246,082	3,184,800
			14,166,108	27,470,910
	Rail Transportation - 2.60%
	Union Pacific Corp.	23,500	692,213	6,420,435
	Real Estate - 0.56%
	American Tower Corp.	5,500	1,235,930	1,381,710
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.35%
	BlackRock, Inc.	5,000	1,435,942	3,820,850
	Chemed Corp.	3,000	1,360,001	1,519,650
	Intercontinental Exchange, Inc.	27,000	2,654,242	3,567,240
	S&P Global, Inc.	13,000	2,334,390	5,332,340
	Texas Pacific Land Corp.	1,000	810,904	1,352,110
			8,595,479	15,592,190
	Truck Transportation - 2.80%
	Old Dominion Freight Line, Inc.	23,000	2,127,790	6,869,640

	TOTAL COMMON STOCKS		78,012,347	244,000,744

	SHORT-TERM INVESTMENTS - 0.85%
	Mutual Funds - 0.85%
	First American Treasury Obligations Fund - Class X 0.22% (b)	2,081,035	2,081,035	2,081,035
	TOTAL SHORT-TERM INVESTMENTS		2,081,035	2,081,035

	TOTAL INVESTMENTS - 100.20%		$80,093,382.00	246,081,779
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%			(484,738)
	TOTAL NET ASSETS - 100.00%			$245,597,041

ADR	American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of March 31, 2022.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2022, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2022, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$244,000,744	$-	$-	$244,000,744
Short-Term Investments	2,081,035	-	-	2,081,035
Total Investments in Securities	$246,081,779	$-	$-	$246,081,779

Refer to the Schedule of Investments for further information on the classification of investments.